Securities Act Registration No. 333-221072

Investment Company Act Registration No. 811-23306

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No.__

☐

Post-Effective Amendment No.  27

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                   ☐

ACT OF 1940

Amendment No.  30

☒

(Check appropriate box or boxes.)

Collaborative Investment Series Trust

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  440-922-0066

CT Corporation System

1300 East 9th Street

Cleveland, Ohio 44114

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio  43215

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, State of Ohio, on the 10th day of June, 2019.

Collaborative Investment Series Trust

By:

/s/JoAnn M. Strasser

JoAnn M. Strasser

*Pursuant to Powers of Attorney

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities on June 10, 2019.

Name	Title
Dean Drulias*	Trustee
Shawn Orser*	Trustee
Fredrick Stoleru*	Trustee
Brandon E. Lacoff*	Trustee
Gregory Skidmore*	Trustee, President, Principal Executive Officer
Adam Snitkoff*	Treasurer and Principal Financial Officer

By: /s/JoAnn M. Strasser

JoAnn M. Strasser

*Pursuant to Powers of Attorney

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase